Lines of Credit - Summary of Line of Credit with Financial Institutions (Details) - USD ($) $ in Thousands		12 Months Ended
	May 15, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Line of Credit Facility [Line Items]
Committed line amount		$ 320,300	$ 0
UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Committed line amount		320,300		$ 376,000
Line of credit facility, expiration date	Sep. 16, 2020
$400 Million Line of Credit Agreement Expiring December 31, 2022 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		400,000
Committed line amount		$ 320,300		251,000
Line of credit facility, expiration date		Dec. 31, 2022
Line of credit facility, collateral fees amount		$ 989,500
$125 Million Line of Credit Agreement Expired September 14, 2020 | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity		125,000
Committed line amount		$ 0		$ 125,000
Line of credit facility, expiration date		Sep. 14, 2020